Equipment and leasehold improvements (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Office spaces [Member]
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Respective Offices [Member] | Minimum
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Respective Offices [Member] | Maximum
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Balance at January 1, 2019	$ 17,435
Additions	14
Depreciation of right-of-use assets	(1,440)
Revaluation currency effect	7
Reclassification to investment property	(3,494)
Balance at December 31, 2019	$ 12,522